ADVANCED SERIES TRUST

Supplement dated September 25, 2007 to the Prospectus dated May 1, 2007

This Supplement sets forth changes to the Prospectus, dated May 1, 2007 (the SAI), of Advanced Series Trust (the Trust). All of the Trust Portfolios discussed in this Supplement may not be available under your variable contract.  For more information about the Trust Portfolios available under your contract, please refer to your contract prospectus.  The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A. The Board of Trustees of the Trust (the Board) approved new secondary blended performance benchmarks for the Portfolios listed below.  The Portfolios’ current secondary blended performance benchmarks and new secondary blended performance benchmarks are listed below. Such changes are expected to become effective on or about October 1, 2007.

Portfolio	Current Secondary Blended Performance Benchmark	New Secondary Blended Performance Benchmark
AST First Trust Balanced Target Portfolio	S&P 500 Index: 65% Lehman Bros Agg Bond Index: 35%	S&P 500 Index: 65% Dow Jones Corporate Bond Index: 35%
AST First Trust Capital Appreciation Target Portfolio	S&P 500 Index: 80% Lehman Bros Agg Bond Index: 20%	S&P 500 Index: 80% Dow Jones Corporate Bond Index: 20%

B. The Board approved a new primary blended performance benchmark for the AST Advanced Strategies Portfolio. The current primary blended performance benchmark and the new primary blended performance benchmark for the AST Advanced Strategies Portfolio are listed below. Such changes are expected to become effective on or about November 1, 2007.

Current Primary Blended Performance Benchmark	New Primary Blended Performance Benchmark

MSCI World Index: 50%

Lehman Brothers Aggregate Bond Index: 15%

JP Morgan Government Bond
Non - US (USD Hedged): 10%

JP Morgan EMBI Global Index (US$): 5%

Lehman Brothers US Tips Index: 10%
Russell 3000 Index: 10%

Russell 3000 Index: 40% MSCI EAFE Index: 20% Lehman Brothers Global Aggregate Bond Index (USD Hedged): 30% Custom Extended Markets Index*: 10%

_____

* The Custom Extended Markets Index will be comprised of equal weightings of the Lehman Brothers US TIPS Index, the Dow Jones AIG Commodity Total Return Index, and the Dow Jones Wilshire REIT Index.

C. The Board also recently approved investment policy changes and revised primary and secondary blended performance benchmarks for the AST Capital Growth Asset Allocation Portfolio as described below. Such changes are expected to become effective on or about October 1, 2007.

Under normal conditions, the assets of the AST Capital Growth Asset Allocation Portfolio are currently invested in accordance with the table set forth below.

Approximate Net Assets Allocated to Underlying Portfolios Investing Primarily in Equity Securities	Approximate Net Assets Allocated to Underlying Portfolios Investing Primarily in Debt Securities and Money Market Instruments
80% (Deviation of between + 7.5% and –7.5%) (Generally range from 72.5%-87.5%)	20% (Deviation of between + 7.5% and –7.5%) (Generally range from 12.5%-27.5%)

The revised asset allocation mix for the AST Capital Growth Asset Allocation Portfolio is set forth below.

Approximate Net Assets Allocated to Underlying Portfolios Investing Primarily in Equity Securities	Approximate Net Assets Allocated to Underlying Portfolios Investing Primarily in Debt Securities and Money Market Instruments
75% (Deviation of between +5% and –7.5%) (Generally range from 67.5% - 80.0%)	25% (Deviation of between -5% and +7.5%) (Generally range from 20.0% - 32.5%)

The current primary and secondary blended performance benchmarks for the AST Capital Growth Asset Allocation Portfolio are set forth below.

Current Primary Blended Performance Benchmark	Current Secondary Blended Performance Benchmark
Russell 3000 Index: 64% MSCI EAFE Index: 16% Lehman Brothers Aggregate Bond Index: 20%	S&P 500 Index: 80% Lehman Brothers Aggregate Bond Index: 20%

The Board approved revised primary and secondary blended performance benchmarks for the AST Capital Growth Asset Allocation Portfolio as set forth below in order to conform to the Portfolio’s revised asset allocation mix.

Revised Primary Blended Performance Benchmark	Revised Secondary Blended Performance Benchmark
Russell 3000 Index: 60% MSCI EAFE Index: 15% Lehman Brothers Aggregate Bond Index: 25%	S&P 500 Index: 75% Lehman Brothers Aggregate Bond Index: 25%

ASTSUP3